Acquisitions of and investment in businesses - Purchase Price Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Acquisitions of and investment in businesses
Beginning Balance	$ 5,778	$ 2,516
Addition from acquisitions	1,274	7,155
Accretion of interest	128	102
Derecognition of purchase price payable	(640)	(178)
Payments	(5,083)	(3,817)
Ending Balance	1,457	5,778
Contingent consideration, Current	$ 1,457	$ 5,778	$ 2,383
Contingent consideration, Non-Current			$ 133